Subsequent events - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	Jan. 31, 2025	Jan. 01, 2025	Jul. 04, 2025
Hashnote Holdings LLC [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired		100.00%
Business combination, consideration transferred		$ 100.1
Payments to acquire businesses, gross		$ 10.2
Subsequent Event [Member]
Subsequent Event [Line Items]
Percentage Of Additional Depreciation On Domestic Research And Development Cost			100.00%
Subsequent Event [Member] | Hashnote Holdings LLC [Member]
Subsequent Event [Line Items]
Business acquisition, percentage of voting interests acquired	100.00%
Business combination, consideration transferred	$ 99.8
Payments to acquire businesses, gross	$ 9.9
Business acquisition, name of acquired entity	Hashnote Holdings LLC
Subsequent Event [Member] | Common Stock [Member] | Hashnote Holdings LLC [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares	2.9
Subsequent Event [Member] | Hashnote Employees [Member] | Common Stock [Member] | Hashnote Holdings LLC [Member]
Subsequent Event [Line Items]
Business acquisition, equity interest issued or issuable, number of shares	1.8